SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Mar. 31, 2016 CNY (¥) segment	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Employee benefit plans
Expense due to employee benefit plans	¥ 18,897,889	¥ 18,077,892	¥ 16,415,881
Segment reporting
Number of operating segments | segment	1
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	¥ 6,334,414	5,597,846	5,375,566
Research and development
Employee benefit plans
Expense due to employee benefit plans	5,810,237	5,563,607	4,960,632
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	4,169,401	4,045,878	3,511,656
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 2,583,837	¥ 2,870,561	¥ 2,568,027